LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.97%
INVESTMENT COMPANIES–84.97%
Equity Funds–37.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,440,029	$42,081,876
LVIP SSGA S&P 500 Index Fund	5,420,097	157,269,541
LVIP SSGA Small-Cap Index Fund	1,007,263	29,881,448
		229,232,865
Fixed Income Fund–25.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,441,612	155,002,909
		155,002,909
International Equity Fund–21.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,828,594	133,331,910
		133,331,910
Total Affiliated Investments (Cost $382,700,391)		517,567,684

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.06%
INVESTMENT COMPANIES–15.06%
Fixed Income Fund–5.11%
Schwab US TIPS ETF	1,158,032	$31,139,480
		31,139,480
International Equity Fund–9.95%
iShares Core MSCI Emerging Markets ETF	1,122,779	60,596,383
		60,596,383
Total Unaffiliated Investments (Cost $81,814,783)		91,735,863

TOTAL INVESTMENTS–100.03% (Cost $464,515,174)	609,303,547
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(163,663)
NET ASSETS APPLICABLE TO 34,546,272 SHARES OUTSTANDING–100.00%	$609,139,884

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.97%@
Equity Funds-37.63%@
✧✧LVIP SSGA Mid-Cap Index Fund	$42,637,789	$2,744,827	$627,376	$(10,800)	$(2,662,564)	$42,081,876	3,440,029	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	157,945,380	8,570,287	2,330,254	40,767	(6,956,639)	157,269,541	5,420,097	—	—
✧✧LVIP SSGA Small-Cap Index Fund	30,424,389	2,857,943	448,126	5,151	(2,957,909)	29,881,448	1,007,263	—	—
Fixed Income Fund-25.45%@
✧✧LVIP SSGA Bond Index Fund	151,710,570	1,435,210	2,240,630	(408,214)	4,505,973	155,002,909	15,441,612	—	—
International Equity Fund-21.89%@
✧✧LVIP SSGA International Index Fund	133,772,744	996,636	12,091,531	725,706	9,928,355	133,331,910	11,828,594	—	—
Total	$516,490,872	$16,604,903	$17,737,917	$352,610	$1,857,216	$517,567,684		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund–2